COMMITMENTS AND CONTINGENCIES (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14 - COMMITMENTS AND CONTINGENCIES
From time-to-time, we are a party to litigation and subject to claims, suits, regulatory and government investigations, other proceedings and consent decrees in the ordinary course of business, and other unasserted claims. We investigate claims as they arise and accrue estimates for resolution of legal and other contingencies when losses are probable and reasonably estimable. Based on current known facts and circumstances, the Company currently believes that any liabilities ultimately resulting from ordinary course claims, and proceedings will not individually or in aggregate, have a material adverse effect on the Company's financial position, results of operations, or cash flows. However, the outcomes of claims legal proceedings or investigations are inherently unpredictable and subject to uncertainty, and may have an adverse effect on us because of defense costs, diversion of management resources and other factors that are not known to us or cannot be quantified at this time. We may also receive unfavorable preliminary or interim rulings in the course of litigation, and there can be no assurances that favorable final outcomes will be obtained. The final outcome of any current or future claims or lawsuits could adversely affect our business, financial position, results of operations or cash flows. We periodically evaluate developments in our legal matters that could affect the amount of liability that has previously been accrued or the reasonably possible losses that we have disclosed, and make adjustments as appropriate.
In connection with the litigation initiated by ARC against DWAC in the Delaware Court of Chancery (see below) and the Closing of the Business Combination, the Company deposited 4,667,033 shares into an escrow account, to be held until the action concludes. While in escrow, such shares are generally not considered by the Company to be issued and outstanding. On March 22, 2024, the Chancery Court entered a Scheduling Order setting the case for a single-day trial on June 26, 2024.
Except as indicated below, to the knowledge of our management team, there is no litigation currently pending or contemplated against us or against any of our property.
We have cooperated with a FINRA inquiry concerning events (specifically, a review of trading) that preceded the public announcement of the Merger Agreement and the consummation of the Business Combination. According to FINRA’s request, the inquiry should not be construed as an indication that FINRA has determined that any violations of Nasdaq rules or federal securities laws have occurred, or as a reflection upon the merits of the securities involved or upon any person who effected transactions in such securities.
Settlement in Principle
Digital World was the subject of an investigation by the SEC with respect to certain statements, agreements and the timing thereof included in Digital World’s registration statements on Form S-1 in connection with its IPO and Form S-4 relating to the Business Combination (the “Investigation”).
On July 3, 2023, Digital World reached an agreement in principle (the “Settlement in Principle”) in connection with the Investigation. The Settlement in Principle was subject to approval by the SEC.
On July 20, 2023, the SEC approved the Settlement in Principle, announcing it settled its dispute with Digital World and entered an order (the “Order”) finding that Digital World violated certain antifraud provisions of the Securities Act and the Exchange Act, in connection with Digital World’s IPO filings on Form S-1 and the Form S-4 concerning certain statements, agreements and omissions relating to the timing and discussions Digital World had with Private TMTG regarding the proposed business combination. In the Order, Digital World agreed (i) that any amended Form S-4 filed by Digital World would be materially complete and accurate with respect to certain statements, agreements and omissions relating to the timing and discussions that Digital World had with Private TMTG regarding the proposed business combination and (ii) to pay a civil money penalty in an amount of $18 million to the SEC promptly after the closing of any merger or a comparable business combination or transaction, whether with Private TMTG or any other entity.
In connection with the consummation of the Business Combination, on March 25, 2024, Digital World paid the $18 million civil penalty to the SEC pursuant to the Order.
Section 16 Claim
On October 20, 2023, Robert Lowinger (the “Plaintiff”) filed a complaint against Rocket One Capital, LLC (“Rocket One”), Michael Shvartsman, Bruce Garelick, and Digital World in the U.S. District Court for the Southern District of New York. According to the complaint, Digital World was named as a party in the lawsuit because the Plaintiff is seeking relief for the benefit of Digital World. In the complaint, the Plaintiff contends that, in 2021, Mr. Garelick and Rocket One were directors of Digital World and that they purchased securities of Digital World. The Plaintiff further alleges that within a six-month period from the date of their purchases, both Mr. Garelick and Rocket One sold securities in Digital World and realized profits from those sales. Additionally, the Plaintiff alleges that Mr. Shvartsman had a financial interest in the profits resulting from Rocket One’s purchases and sales of Digital World’s securities. According to the Plaintiff, under Section 16(b) of the Exchange Act (15 U.S.C. §78p(b)), Rocket One, Mr. Shvartsman, and Mr. Garelick are each required to disgorge certain trading profits to Digital World. On January 11, 2024, Digital World filed a pre-motion letter with the court, indicating Digital World’s intention to file a motion to dismiss in relation to the matter. This pre-motion letter was subsequently endorsed by the court on January 17, 2024. The court provided a deadline of January 22, 2024 for the Plaintiff to respond to Digital World’s pre-motion letter.
On March 1, 2024, Digital World filed a motion to dismiss the claims against Digital World. On March 15, 2024, the Plaintiff filed an opposition to Digital World’s motion to dismiss. On March 22, 2024, Digital World filed a reply in support of its motion to dismiss the claims against Digital World. The case is Lowinger v. Rocket One Capital, LLC, et al., No. 1:23-cv-9243 (S.D.N.Y. Oct. 20, 2023).
Litigation with United Atlantic Ventures (“UAV”) in Delaware
On July 30, 2021, an attorney for the Trump Organization, on behalf of President Trump, declared void ab initio a services agreement that had granted TMTG, among other things, extensive intellectual property and digital media rights related to President Trump for purposes of commercializing the various Private TMTG initiatives (the “Services Agreement”). Neither Private TMTG nor Digital World was a party to such agreement.
On each of January 18, 2024 and February 9, 2024, Digital World received letters from counsel to UAV, a party to the Services Agreement. The letters contained certain assertions and enclosed a copy of the Services Agreement that had been declared void two and a half years earlier. Specifically, counsel for UAV claims that the Services Agreement grants UAV rights to (1) appoint two directors to TMTG and its successors (i.e., TMTG after the Business Combination), (2) approve or disapprove of the creation of additional TMTG shares or share classes and anti-dilution protection for future issuances, and (3) a $1.0 million expense reimbursement claim. In addition, UAV asserts that the Services Agreement is not void ab initio and claims that certain events following the July 30, 2021 notification support its assertion that such Services Agreement was not void.
On February 6, 2024, a representative of UAV sent a text message to a representative of a noteholder of TMTG suggesting that UAV might seek to enjoin the Business Combination. On February 9, 2024, Private TMTG received from counsel to UAV a letter similar to those letters received by Digital World, which also threatened Private TMTG with legal action regarding UAV’s alleged rights in Private TMTG, including, if necessary, an action to enjoin consummation of the Business Combination.
On February 28, 2024, UAV filed a verified complaint against Private TMTG in the Chancery Court seeking declaratory and injunctive relief relating to the authorization, issuance, and ownership of stock in Private TMTG and filed a motion for expedited proceedings. On March 4, 2024, UAV filed an amended complaint, converting their action from a direct action to a purported derivative action, and adding members of the Private TMTG board as defendants.
On March 6, 2024, Private TMTG filed an opposition to UAV’s motion to expedite, and UAV filed its response on March 8, 2024. On March 9, 2024, the Chancery Court held a hearing to decide UAV’s motion to expedite proceedings. During the oral argument, Private TMTG agreed that any additional shares of Private
TMTG issued prior to or upon the consummation of the Business Combination would be placed in escrow pending a resolution of the dispute between the parties. The Chancery Court entered an order consistent with the foregoing on March 15, 2024, and scheduled a status conference for April 1, 2024. On March 18, 2024, Private TMTG and the former board filed a motion to dismiss the amended complaint for, among other things, failure to state a claim.
On April 2, 2024, UAV filed a motion for leave to file a second amended complaint together with a motion for preliminary injunction and a motion for contempt and anti-suit injunction related to Private TMTG’s filing of a separate litigation against UAV and others in Florida state court. Private TMTG maintains that the contempt claims are meritless. Additionally, UAV filed a motion for a case scheduling order seeking to expedite discovery in advance of a hearing scheduled for April 30, 2024. On April 3, 2024, Defendants (Private TMTG and its former board) filed an opposition to the motion for scheduling order. On April 5, 2024, Defendants filed an opposition to the motion for leave to file a second amended complaint. On April 8, 2024, Defendants filed a motion to stay discovery and for protective order. The Chancery Court granted the motion for leave to file a second amended complaint on April 9, 2024, but the Chancery Court also re-assigned the case to a new judicial officer.
On April 11, 2024, UAV filed its second amended complaint, naming the prior Defendants together with five new defendants—TMTG and the current directors on the TMTG Board who were not on Private TMTG’s board of directors.
On April 22, 2024, all of the Defendants moved to vacate the Chancery Court’s prior order expediting the matter. Additionally, all of the Defendants moved to dismiss the second amended complaint. Following briefing and oral argument on the motion to vacate, the Chancery Court vacated the prior provisions of the March 15 order expediting the matter. On May 8, 2024, the Chancery Court stayed discovery.
This matter—including Defendants’ Motion to Dismiss and UAV’s Renewed Motion for Contempt—remains pending.
Lawsuit Against ARC and Patrick Orlando
On February 26, 2024, representatives of ARC Global Investments II, LLC (“ARC”) claimed to Digital World that after a “more comprehensive” review, the conversion ratio for Digital World Class B common stock into Digital World Class A common stock upon the completion of the Business Combination was approximately 1.8:1. ARC’s new claim also contradicted the previous assertion by Patrick Orlando, the managing member of ARC, that the conversion ratio was 1.68:1. Digital World’s board of directors viewed these claims as an attempt by Mr. Orlando to secure personal benefits, breaching his fiduciary duty to Digital World and its shareholders.
Digital World and Private TMTG initiated a lawsuit against ARC (Case No. 192862534) in the Civil Division for the Twelfth Judicial Circuit Court in Sarasota County, Florida, on February 27, 2024. The complaint sought a declaratory judgment affirming the appropriate conversion ratio as 1.34:1, as previously disclosed, damages for tortious interference with the contractual and business relationship between Private TMTG and Digital World, and damages for conspiracy with unnamed co-conspirators to interfere with the same. The complaint also sought damages for Mr. Orlando’s breach of fiduciary duty, which exposed Digital World to regulatory liability and resulted in an $18 million penalty, and for his continuous obstruction of Digital World’s merger with Private TMTG to extort various concessions that benefited only him and harmed Digital World and its shareholders. Furthermore, the complaint sought damages for the wrongful assertion of dominion over Digital World’s assets inconsistent with Digital World’s possessory rights over those assets. On March 8, 2024, Digital World voluntarily dismissed its declaratory judgment claim against ARC. On March 17, 2024, Digital World and Private TMTG filed an amended complaint, adding a claim for violation of Florida’s Deceptive and Unfair Trade Practices Act. Digital World further alleged breach of fiduciary duty of loyalty, breach of fiduciary duty of care, and conversion claims against Mr. Orlando. With respect to ARC, Digital World alleged aiding and abetting a breach of fiduciary duty. Defendants ARC and Mr. Orlando filed motions to dismiss the amended complaint and stay discovery in the action on April 3, 2024. No hearing has been set on the motions, and a case management conference is scheduled for June 17, 2024.
On the afternoon of February 28, 2024, ARC’s registered agent in Wilmington, Delaware, and Mr. Orlando were served with the complaint filed by Digital World and Private TMTG. Later that day, ARC’s counsel electronically mailed Digital World’s counsel a lawsuit, filed in the Court of Chancery of the State of Delaware, alleging an impending violation of the Digital World Charter for failure to commit to issue the number of conversion shares to ARC that ARC claims it is owed upon the consummation of the Business Combination (the “Delaware Lawsuit”). The complaint claims a new conversion ratio of 1.78:1 and seeks specific performance and damages for the alleged breach of the Digital World Charter, a declaratory judgment that the certain derivative securities of Digital World should be included in the calculation of the conversion ratio, a finding that the directors of Digital World breached their fiduciary duties, and a preliminary injunction to enjoin the Business Combination until Digital World “corrected” the conversion ratio.
We do not believe ARC’s 1.78:1 conversion ratio and related claims are supported by the terms of the Digital World Charter. As a result, we intend to vigorously defend Digital World’s calculation of the conversion ratio and related rights. In addition to its complaint filed on February 28, 2024, ARC also filed a motion with the Chancery Court requesting that the case schedule be expedited to enable the Chancery Court to conduct an injunction hearing prior to the March 22, 2024 shareholder vote. On March 3, 2024, Digital World filed an opposition to ARC’s motion to expedite, and ARC filed a reply on March 4, 2024. On March 5, 2024, the Chancery Court conducted a hearing to consider ARC’s request to expedite the case schedule. After hearing arguments from both sides, the Vice Chancellor denied ARC’s motion, stating that the court would not conduct a merits or injunction hearing before March 22, 2024. Consequently, the Vice Chancellor also denied ARC’s request to postpone the vote until after a merits hearing.
The Chancery Court ruled that Digital World’s proposal to deposit disputed shares into an escrow account at the close of the Business Combination was adequate to prevent potential irreparable harm related to ARC’s share conversion. The court also found that Digital World’s public disclosures about ARC’s claims and possible conversion scenarios at the close of the Business Combination further mitigated the risk of irreparable harm due to insufficient disclosure for the March 22, 2024 vote. In its ruling, the Chancery Court ordered ARC and Digital World to propose a schedule by March 8, 2024, for resolving the action within 150 days following the Business Combination. The court also asked the parties to provide a stipulation by March 8, 2024, regarding ARC’s ability to maintain standing over its claim after voting in favor of the Business Combination. The court further requested the parties to agree to the creation of an escrow account for the deposit of disputed shares after the Business Combination, to be held until the action concludes. Lastly, the court asked Digital World’s counsel to submit a letter by March 8, 2024, outlining how this litigation will proceed alongside the Florida litigation filed by Digital World on February 27, 2024, in the Circuit Court of Sarasota County, Florida. On March 8, 2024,
Digital World submitted a letter to the Chancery Court, stating that it voluntarily had dismissed its claim for declaratory judgment in the Circuit Court of Sarasota County, Florida. On March 22, 2024, the Chancery Court entered a Scheduling Order setting the case for a single-day trial on June 26, 2024. Discovery is ongoing.
In relation to the Delaware Lawsuit, Digital World notified its shareholders on March 14, 2024, of its intention to apply a conversion ratio to all Digital World Class B common stock shares to ensure that ARC and the Non-ARC Class B Shareholders receive an equal number of common stock shares in the Company per share of Digital World Class B common stock. Accordingly, on March 21, 2024, Digital World entered into the Disputed Shares Escrow Agreements with the Escrow Agent, pursuant to which TMTG deposited into escrow the number of shares of TMTG Common Stock representing the difference between the actual conversion ratio, determined by Digital World’s board of directors upon closing of the Business Combination (which was determined to be 1.348:1), and a conversion ratio of 2.00. Any release of shares is subject to the terms and conditions of the Disputed Shares Escrow Agreements.
The ultimate resolution as to whether none, a portion or all of the disputed conversion shares will be issued is not determinable at this time. As a general matter, the pursuit of the claims may be costly and time consuming and could have a material adverse effect on TMTG’s reputation and its existing stockholders and may result in counterclaims.
Litigation With Patrick Orlando in Delaware
On March 15, 2024, Plaintiff Patrick Orlando brought a lawsuit against Digital World in the Chancery Court seeking advancement of legal fees associated with Mr. Orlando’s involvement in civil litigation against Digital World in Florida and certain other matters (the “Advancement Lawsuit”). Mr. Orlando’s allegations relate to certain provisions in the Digital World Charter, Digital World’s bylaws, and an indemnity agreement allegedly entered into between Mr. Orlando and Digital World. Mr. Orlando alleges that those certain provisions require Digital World to pay the legal fees Mr. Orlando incurred and will incur in connection with legal proceedings in which he is involved by reason of the fact that he is or was a director or officer of Digital World. Mr. Orlando seeks a court order that (i) declares that he is entitled to legal fees for certain proceedings described in the complaint, (ii) requires Digital World to pay for legal fees incurred and future legal fees to be incurred for those proceedings, (iii) requires Digital World to pay the fees incurred to bring the Advancement Lawsuit, and (iv) requires Digital World to pay pre- and post-judgment interest on the amounts owed to Mr. Orlando.
On April 3, 2024, the Chancery Court entered a Stipulation and Advancement Order (“Stipulation”), stating that Mr. Orlando is entitled to advancement of attorneys’ fees and costs incurred with legal proceedings described in the Stipulation, subject to Digital World’s right to challenge the reasonableness of those attorneys’ fees and costs. The Stipulation further states that Mr. Orlando is entitled to fees incurred in connection with enforcement of advancement rights and sets forth procedures that will govern future requests for advancement of attorneys’ fees and costs. As of May, 10, 2024, TMTG had paid or agreed to pay a total of $235.1 thousand to Mr. Orlando’s attorneys pursuant to such Stipulation.
On April 23, 2024, Mr. Orlando filed a motion for leave to supplement the Advancement Lawsuit to add a claim for advancement of legal fees and expenses Mr. Orlando has incurred and will incur in connection with his defense of an action for declaratory judgment brought by members of ARC regarding Mr. Orlando’s removal as the managing member of ARC. Mr. Orlando also seeks reimbursement for the legal fees and expenses incurred in connection with his supplement to the Advancement Lawsuit, and he seeks pre-judgment and post-judgment interest on the amounts he claims are owed to him.
Lawsuit Against ARC in New York
On March 19, 2024, Plaintiff Digital World filed a lawsuit against ARC in New York state court alleging breach of contract and seeking injunctive relief. Digital World’s claims related to an agreement between Digital World and ARC entered into in September 2021 (the “Letter Agreement”), whereby ARC promised to vote in favor of any merger agreement presented to Digital World shareholders for a vote. Digital World alleged that it presented a merger agreement to its shareholders, but ARC withheld its vote in favor of the merger in advance of the March 22, 2024 shareholder vote. Digital World’s suit requested that the court declare ARC’s obligation to vote its shares in favor of the merger, per the Letter Agreement, and an order compelling ARC to specifically perform its obligations under the Letter Agreement. Digital World also sought an award of consequential damages for breach of contract. On March 22, 2024, Digital World voluntarily discontinued its action without prejudice after ARC cast its vote in favor of the Business Combination at the Special Meeting.
Lawsuit Against UAV, Litinksy, Moss, and Orlando in Florida
On March 24, 2024, Private TMTG filed a lawsuit in the Circuit Court of the Twelfth Judicial Circuit for Sarasota County, Florida (Case No. 2024 CA 001545 NC) against UAV, Andrew Litinsky, Wesley Moss, and Patrick Orlando. In view of UAV’s repeated demands concerning its alleged stock ownership and director appointment rights, the complaint alleges claims for a declaratory judgment against UAV determining that the Services Agreement is unenforceable against Private TMTG. The complaint also asserts a claim for unjust enrichment against UAV based on its failure to competently provide services to the company. Finally, the complaint asserts claims for damages for (a) breach of the fiduciary duty of loyalty against Mr. Litinsky and Mr. Moss based on their dealings with Orlando, (b) aiding and abetting and conspiracy to breach fiduciary duty against Mr. Orlando based on the same events, and (c) breach of the fiduciary duty of care against Mr. Litinsky and Mr. Moss for their gross negligence in managing the company.
On April 25, 2024, Private TMTG filed a motion to consolidate this lawsuit with the Lawsuit Against ARC and Patrick Orlando in Sarasota County, Florida described above for purposes of discovery and pretrial proceedings. That motion is currently pending before the court, as is Mr. Moss, Mr. Litinsky, and UAV’s motion to stay proceedings—which is set for a hearing on June 5, 2024.
Litigation with Orlando and Benessere in Miami, Florida
On April 2, 2024, Patrick Orlando and Benessere Investment Group, LLC filed suit against TMTG in the Circuit Court of the Eleventh Judicial District in Miami-Dade County, Florida. Orlando and Benessere seek a declaratory judgment that TMTG is restricted from disclosing material exchanged with Orlando and Benessere pursuant to a joint defense agreement previously entered into by the Parties in addition to a request for damages for any breach of the joint defense agreement. Also on April 2, 2024, Orlando and Benessere filed a motion for preliminary injunction for enforcement of the joint defense agreement. As of May 2, 2024, the motion for preliminary injunction had not been set for hearing.
Litigation with ARC Noteholders in Miami, Florida
On May 8, 2024, a group of ARC noteholders (Edwin B. Tucker et al.) filed suit against ARC and DWAC n/k/a TMTG in the Circuit Court of the Eleventh Judicial District in Miami-Dade County, Florida. The noteholders seek specific performance and compensatory damages from both defendants or, in the alternative, damages for breach of contract from ARC, in connection with shares of TMTG to which the ARC noteholders assert they are entitled. As of May 10, 2024, TMTG had not been served in this action.

NOTE 10 - COMMITMENTS AND CONTINGENCIES
From time-to-time, we are a party to litigation and subject to claims, suits, regulatory and government investigations, other proceedings and consent decrees in the ordinary course of business, and other unasserted claims. We investigate claims as they arise and accrue estimates for resolution of legal and other contingencies when losses are probable and reasonably estimable. Based on current known facts and circumstances, the Company currently believes that any liabilities ultimately resulting from ordinary course claims, and proceedings will not individually or in aggregate, have a material adverse effect on the Company's financial position, results of operations, or cash flows. However, the outcomes of claims, legal proceedings or investigations are inherently unpredictable and subject to uncertainty, and may have an adverse effect on us because of defense costs, diversion of management resources and other factors that are not known to us or cannot be quantified at this time. We may also receive unfavorable preliminary or interim rulings in the course of litigation, and there can be no assurances that favorable final outcomes will be obtained. The final outcome of any current or future claims or lawsuits could adversely affect our business, financial position, results of operations or cash flows. We periodically evaluate developments in our legal matters that could affect the amount of liability that has previously been accrued or the reasonably possible losses that we have disclosed, and make adjustments as appropriate.
In August, TMTG irrevocably terminated all agreements with one of its vendors due to a material breach by the vendor, and TMTG reserved numerous affirmative claims against the vendor. TMTG determined during this year that payment of existing invoices, future invoices, or litigation expenses is “not probable”. Therefore, TMTG has not accrued for a related loss contingency. The total amount of liability of $1.7 million was reversed during this period. TMTG further reversed $0.5 million of additional liabilities during the current period related to vendors who relied on erroneous interpretation of supply contracts.
Except as indicated below, to the knowledge of our management team, there is no litigation currently pending or contemplated against us or against any of our property.
Litigation with United Atlantic Ventures (“UAV”) in Delaware
On July 30, 2021, an attorney for the Trump Organization, on behalf of President Trump, declared void ab initio a services agreement that had granted TMTG, among other things, extensive intellectual property and digital media rights related to President Trump for purposes of commercializing the various Private TMTG initiatives (the “Services Agreement”). Neither Private TMTG nor Digital World was a party to such agreement.
On each of January 18, 2024 and February 9, 2024, Digital World received letters from counsel to UAV, a party to the Services Agreement. The letters contained certain assertions and enclosed a copy of the Services Agreement that had been declared void two and a half years earlier. Specifically, counsel for UAV claims that the Services Agreement grants UAV rights to (1) appoint two directors to TMTG and its successors (i.e., TMTG after the Business Combination), (2) approve or disapprove of the creation of additional TMTG shares or share classes and anti-dilution protection for future issuances, and (3) a $1.0 million expense reimbursement claim. In addition, UAV asserts that the Services Agreement is not void ab initio and claims that certain events following the July 30, 2021 notification support its assertion that such Services Agreement was not void.
On February 6, 2024, a representative of UAV sent a text message to a representative of a noteholder of TMTG suggesting that UAV might seek to enjoin the Business Combination. On February 9, 2024, Private TMTG received from counsel to UAV a letter similar to those letters received by Digital World, which also threatened Private TMTG with legal action regarding UAV’s alleged rights in Private TMTG, including, if necessary, an action to enjoin consummation of the Business Combination.
On February 28, 2024, UAV filed a verified complaint against Private TMTG in the Chancery Court seeking declaratory and injunctive relief relating to the authorization, issuance, and ownership of stock in Private TMTG and filed a motion for expedited proceedings. On March 4, 2024, UAV filed an amended complaint, converting their action from a direct action to a purported derivative action, and adding members of the Private TMTG board as defendants.
On March 6, 2024, Private TMTG filed an opposition to UAV’s motion to expedite, and UAV filed its response on March 8, 2024. On March 9, 2024, the Chancery Court held a hearing to decide UAV’s motion to expedite proceedings. During the oral argument, Private TMTG agreed that any additional shares of Private
TMTG issued prior to or upon the consummation of the Business Combination would be placed in escrow pending a resolution of the dispute between the parties. The Chancery Court entered an order consistent with the foregoing on March 15, 2024, and scheduled a status conference for April 1, 2024. On March 18, 2024, Private TMTG and the former board filed a motion to dismiss the amended complaint for, among other things, failure to state a claim.
On April 2, 2024, UAV filed a motion for leave to file a second amended complaint together with a motion for preliminary injunction and a motion for contempt and anti-suit injunction related to Private TMTG’s filing of a separate litigation against UAV and others in Florida state court. Private TMTG maintains that the contempt claims are meritless. Additionally, UAV filed a motion for a case scheduling order seeking to expedite discovery in advance of a hearing scheduled for April 30, 2024. On April 3, 2024, Defendants (Private TMTG and its former board) filed an opposition to the motion for scheduling order. On April 5, 2024, Defendants filed an opposition to the motion for leave to file a second amended complaint. On April 8, 2024, Defendants filed a motion to stay discovery and for protective order. The Chancery Court granted the motion for leave to file a second amended complaint on April 9, 2024, but the Chancery Court also re-assigned the case to a new judicial officer.
On April 11, 2024, UAV filed its second amended complaint, naming the prior Defendants together with five new defendants—TMTG and the current directors on the TMTG Board who were not on Private TMTG’s board of directors.
On April 22, 2024, all of the Defendants moved to vacate the Chancery Court’s prior order expediting the matter. Additionally, all of the Defendants moved to dismiss the second amended complaint. Following briefing and oral argument on the motion to vacate, the Chancery Court vacated the prior provisions of the March 15 order expediting the matter. On May 8, 2024, the Chancery Court stayed discovery.
This matter—including Defendants’ Motion to Dismiss and UAV’s Renewed Motion for Contempt—remains pending.